Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	74 Months Ended	132 Months Ended
	Jul. 31, 2024	Jul. 31, 2028	Jul. 31, 2024	Jul. 31, 2034
INSTITUTIONAL CLASS
Average Annual Return [Line Items]
Average Annual Return, Percent	7.73%	7.06%		9.72%
INSTITUTIONAL CLASS [Default Label]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.84%	13.05%	11.34%
Russell 2000 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.80%	7.64%		8.92%
Russell Microcap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.06%	5.45%	1.96%